accounting policy developments	12 Months Ended
Dec. 31, 2020
accounting policy developments
accounting policy developments

2     accounting policy developments

(a)  Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

In October 2018, the International Accounting Standards Board amended IFRS 3, Business Combinations, seeking to clarify whether an acquisition transaction results in the acquisition of an asset or the acquisition of a business. The amendments are effective for acquisition transactions on or after January 1, 2020, although earlier application was permitted. The amended standard has a narrower definition of a business, which could result in the recognition of fewer business combinations than under the previous standard; the implication of this is that amounts which may have been recognized as goodwill in a business combination under the previous standard may now be recognized as allocations to net identifiable assets acquired under the amended standard (with an associated effect in an entity’s results of operations that would differ from the effect of goodwill having been recognized). We have applied the standard prospectively from January 1, 2020. The effects of the amended standard on our financial performance and disclosure will be dependent upon the facts and circumstances of any future acquisition transactions and have not been material in the current fiscal year.

(b)    Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied

In August 2020, the International Accounting Standards Board issued Interest Rate Benchmark Reform-Phase 2, which amends IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16 Leases. The amendments are effective for periods beginning on or after January 1, 2021, although earlier application is permitted. Interest rate benchmarks such as interbank offer rates (IBORs) play an important role in global financial markets as they index a wide variety of financial products, including derivative financial instruments. Market developments have impacted the reliability of some existing benchmarks and, in this context, the Financial Stability Board has published a report setting out recommendations to reform such benchmarks. The Interest Rate Benchmark Reform-Phase 2 amendments focus on the effects of the interest rate benchmark reform on a company's financial statements that arise when an interest rate benchmark used to calculate interest is replaced with an alternative benchmark rate; most significantly, there will be no requirement to derecognize or adjust the amount of financial instruments for changes required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate. The effects of these amendments on our financial performance and disclosure will be dependent upon the facts and circumstances of future changes in the derivative financial instruments we use, if any, and any future changes in interest rate benchmarks, if any, referenced by such derivative financial instruments we use.